Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based on:		(In Thousands)
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	OmegaFlex Total Shareholder Return ($) (4)	Index Total Shareholder Return ($) (5)	OmegaFlex Net Income ($)	OmegaFlex Earnings before interest and tax ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	2,598,910	2,598,910	608,885	430,173	89.61	175.02	23,622	30,805
2021	2,975,113	2,975,113	1,134,791	1,132,848	120.46	156.92	26,195	35,083
2020	2,425,216	2,425,216	875,111	1,254,504	137.37	106.60	19,910	26,600

Company Selected Measure Name	earnings before interest and taxes
Named Executive Officers, Footnote [Text Block]

(1)	Kevin R. Hoben is the PEO for each year. The other NEOs for 2022 are: Dean W. Rivest, Matthew F. Unger, Edwin B. Moran and Timothy P. Scanlan. The other NEOs for 2021 are: Dean W. Rivest, Matthew F. Unger, Edwin B. Moran and Mark F. Albino. The other NEOs for 2020 are: Dean W. Rivest, Edwin B. Moran, Mark F. Albino and Paul J. Kane.

PEO Total Compensation Amount	$ 2,598,910	$ 2,975,113	$ 2,425,216
PEO Actually Paid Compensation Amount	2,598,910	2,975,113	2,425,216
Non-PEO NEO Average Total Compensation Amount	608,885	1,134,791	875,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ 430,173	1,132,848	1,254,504
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average for Non-PEO NEOs	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column(d))	$608,885	$1,134,791	$875,111

- aggregate change in actuarial present value of pension benefits	-	-	-

+ service cost of pension benefits	-	-	-

+ prior service cost of pension benefits	-	-	-

- SCT “Stock Awards” column value	285,048	150,670	176,175

- SCT “Option Awards” column value	-	-	-

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	48,212	35,937	90,106

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	27,660	55,471	184,109

+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(7,625)	28,956	181,506

-/+ year-over-year change in fair value of equity awards vested in prior years not matured and paid in the covered year	(42,911)	2,442	178,903

-/+ change in fair value of equity awards vested in prior years that matured and were paid in the covered year	57,540	8,400	(117,018)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-

+ dollar value of dividends/earnings paid on equity awards in the covered year	23,460	17,520	37,962

+ excess fair value for equity award modifications	-	-	-

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$430,173	$1,132,848	$1,254,504

Equity Valuation Assumption Difference, Footnote [Text Block]
(2)	Because the PEO does not have equity awards, there is no adjustment.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Moreover, the following graphical comparisons show the relationships between certain figures included in the Pay Versus Performance Table for each of 2022, 2021, and 2020, including: (1) a comparison of our total shareholder return and the total shareholder return of the S&P 500 Building Products Index; and (2) comparisons between our PEO and average non-PEO NEO compensation actually paid, and each of the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance Table:

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2022 to Company performance:

Total Shareholder Return
Net Income
Earnings Before Interest and Tax

Total Shareholder Return Amount	$ 89.61	120.46	137.37
Peer Group Total Shareholder Return Amount	175.02	156.92	106.60
Net Income (Loss)	$ 23,622,000	$ 26,195,000	$ 19,910,000
Company Selected Measure Amount	30,805,000	35,083,000	26,600,000
PEO Name	Kevin R. Hoben	Kevin R. Hoben	Kevin R. Hoben
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Interest and Tax
Aggregate Change in Actuarial Present Value of Pension Benefits [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Service Cost of Pension Benefits [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Prior Service Cost of Pension Benefits [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
SCT Stock Awards Column Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	285,048	150,670	176,175
SCT Option Awards Column Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Year End Fair Value of Equity Awards Granted in the Covered Year that Were Outstanding and Unvested as of the Covered Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,212	35,937	90,106
Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,660	55,471	184,109
Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,625)	28,956	181,506
Year Over Year Change in Fair Value of Equity Awards Vested in Prior Years not Matured and Paid in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,911)	2,442	178,903
Change in Fair Value of Equity Awards Vested in Prior Years that Matured and were Paid in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,540	8,400	(117,018)
Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dollar Value of Dividends Earnings Paid on Equity Awards in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,460	17,520	37,962
Excess Fair Value For Equity Award Modifications [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount